Employment, Post-Employment Benefits and Share Compensation Plans - Actuarial interest rate (Details) - France - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employment, Post-Employment Benefits and Share Compensation Plans
Increase in assumption	0.50%	0.50%
Decrease in assumption	(0.50%)	(0.50%)
Weighted average duration of the pension plan	9 years 8 months 12 days	9 years 1 month 6 days
Average duration of the long service awards	11 years 2 months 12 days	12 years 6 months
Expected service costs for next year	€ 1,308
Discount rate
Employment, Post-Employment Benefits and Share Compensation Plans
Change of relating pension provision due to increase in assumption	(559)	€ 648
Change of relating pension provision due to decrease in assumption	605	(702)
Salary increase
Employment, Post-Employment Benefits and Share Compensation Plans
Change of relating pension provision due to increase in assumption	546	(701)
Change of relating pension provision due to decrease in assumption	€ (510)	€ 652